Schedule of Investments (unaudited)
February 28, 2026
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.4%
General Electric Co.	105,492	$ 36,105,692
Lockheed Martin Corp.	59,020	38,839,882
RTX Corp.	218,284	44,228,704
		119,174,278
Automobile Components — 0.8%
BorgWarner, Inc.	496,396	28,577,518
Automobiles — 1.7%
Tesla, Inc.(a)	151,083	60,812,418
Banks — 4.3%
Bank of America Corp.	1,321,766	65,863,600
Citigroup, Inc.	96,340	10,615,704
JPMorgan Chase & Co.	253,886	76,241,966
		152,721,270
Biotechnology — 2.2%
AbbVie, Inc.	130,957	30,392,500
Moderna, Inc.(a)	226,456	12,131,248
Natera, Inc.(a)	63,868	13,287,099
Regeneron Pharmaceuticals, Inc.	30,227	23,627,539
		79,438,386
Broadline Retail — 4.0%
Amazon.com, Inc.(a)	681,876	143,193,960
Building Products — 0.7%
Trane Technologies PLC	50,560	23,374,899
Capital Markets — 4.0%
Charles Schwab Corp. (The)	401,472	38,220,134
CME Group, Inc., Class A	64,491	20,604,875
Intercontinental Exchange, Inc.	148,707	24,407,280
Morgan Stanley	355,662	59,221,280
		142,453,569
Chemicals — 0.8%
Corteva, Inc.	364,338	29,190,761
Commercial Services & Supplies — 1.1%
Cintas Corp.	184,595	37,127,592
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	118,671	15,842,578
Motorola Solutions, Inc.	60,142	29,004,081
		44,846,659
Construction & Engineering — 1.5%
Comfort Systems U.S.A., Inc.	20,283	28,991,912
MasTec, Inc.(a)	75,015	22,355,970
		51,347,882
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	60,974	61,631,910
Walmart, Inc.	345,579	44,216,833
		105,848,743
Diversified Telecommunication Services — 1.6%
AT&T Inc.	762,731	21,364,095
Comcast Corp., Class A	1,122,002	34,737,182
		56,101,277
Electrical Equipment — 1.0%
AMETEK, Inc.	76,506	18,301,765
Vertiv Holdings Co., Class A	71,356	18,187,931
		36,489,696
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	207,094	$ 30,248,150
Entertainment — 0.9%
Netflix, Inc.(a)	340,071	32,728,433
Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B(a)	60,529	30,564,118
Mastercard, Inc., Class A	53,472	27,656,253
PayPal Holdings, Inc.	51,995	2,402,689
Visa, Inc., Class A	147,112	47,096,436
		107,719,496
Ground Transportation — 0.7%
Union Pacific Corp.	98,701	26,153,791
Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.(a)	502,355	38,605,982
Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	156,840	35,952,433
Centene Corp.(a)	311,915	13,998,745
UnitedHealth Group, Inc.	87,095	25,542,351
		75,493,529
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	51	409
Hotels, Restaurants & Leisure — 1.0%
Booking Holdings, Inc.	8,034	34,058,938
Household Durables — 1.6%
Garmin Ltd.	99,298	25,105,513
Toll Brothers, Inc.	204,282	32,121,302
		57,226,815
Household Products — 1.9%
Procter & Gamble Co. (The)	394,671	65,988,991
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	107,053	26,077,040
Insurance — 3.0%
Marsh & McLennan Cos., Inc.	223,533	41,742,553
Progressive Corp. (The)	105,605	22,563,564
Travelers Cos., Inc. (The)	129,724	40,038,015
		104,344,132
Interactive Media & Services — 8.3%
Alphabet, Inc., Class A	354,303	110,457,503
Alphabet, Inc., Class C, NVS	260,001	80,972,112
Meta Platforms, Inc., Class A	130,780	84,768,981
Pinterest, Inc., Class A(a)	931,587	15,958,085
		292,156,681
Machinery — 2.0%
Mueller Industries, Inc.	140,128	16,529,499
Parker-Hannifin Corp.	52,452	52,933,509
		69,463,008
Metals & Mining — 1.4%
Alcoa Corp.	291,294	18,083,531
Freeport-McMoRan, Inc.	449,860	30,626,469
		48,710,000
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	195,068	36,430,900
Devon Energy Corp.	518,919	22,588,544
EOG Resources, Inc.	244,684	30,360,391
		89,379,835

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	773,380	$ 48,235,711
Eli Lilly & Co.	39,706	41,770,315
Pfizer, Inc.	1,637,533	45,277,787
		135,283,813
Retail REITs — 0.7%
Simon Property Group, Inc.	121,860	24,841,161
Semiconductors & Semiconductor Equipment — 14.1%
Advanced Micro Devices, Inc.(a)	118,537	23,732,293
Broadcom, Inc.	300,435	96,004,004
Intel Corp.(a)	418,260	19,076,839
Lam Research Corp.	216,412	50,616,603
Micron Technology, Inc.	99,120	40,874,114
NVIDIA Corp.	1,387,368	245,827,736
QUALCOMM, Inc.	167,595	23,858,824
		499,990,413
Software — 7.9%
Adobe, Inc.(a)	51,374	13,481,051
Elastic NV(a)	177,917	9,264,138
Microsoft Corp.	446,655	175,419,285
Oracle Corp.	169,892	24,702,297
Palantir Technologies, Inc., Class A(a)	159,749	21,915,965
Salesforce, Inc.	89,424	17,418,901
ServiceNow, Inc.(a)	160,789	17,366,820
		279,568,457
Specialty Retail — 1.5%
Lithia Motors, Inc., Class A	56,787	15,876,510
TJX Cos., Inc. (The)	237,002	38,313,743
		54,190,253
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	876,888	$ 231,656,272
Sandisk Corp.(a)	16,668	10,590,181
Western Digital Corp.	76,149	21,298,875
		263,545,328
Trading Companies & Distributors — 0.5%
Ferguson Enterprises, Inc.	68,774	17,933,508
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	75,146	16,313,445
Total Long-Term Investments — 98.9% (Cost: $2,141,805,749)		3,500,720,516
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(b)(c)	34,779,819	34,779,819
Total Short-Term Securities — 1.0% (Cost: $34,779,819)		34,779,819
Total Investments — 99.9% (Cost: $2,176,585,568)		3,535,500,335
Other Assets Less Liabilities — 0.1%		3,542,476
Net Assets — 100.0%		$ 3,539,042,811

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (90)(b)	$ 90	$ —	$ —	—	$ 9,428 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	29,457,388	5,322,431 (b)	—	—	—	34,779,819	34,779,819	926,311	—
				$ 90	$ —	$ 34,779,819		$ 935,739	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Large Cap Core Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	116	03/20/26	$ 39,956	$ 105,027
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,500,720,516	$ —	$ —	$ 3,500,720,516
Short-Term Securities
Money Market Funds	34,779,819	—	—	34,779,819
	$ 3,535,500,335	$ —	$ —	$ 3,535,500,335
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 105,027	$ —	$ —	$ 105,027

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust